Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2015
Registrant Name	dei_EntityRegistrantName	VANGUARD CALIFORNIA TAX-FREE FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000783401
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 14, 2016
Document Effective Date	dei_DocumentEffectiveDate	Oct. 14, 2016
Prospectus Date	rr_ProspectusDate	Mar. 29, 2016